Summary of Significant Accounting Policies - Schedule of Impact on Unaudited Condensed Consolidated Balance Sheet Upon Adoption of ASU 2016-02 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets:
Prepayments and other current assets	$ 6,736	$ 5,611	$ 5,749
Operating lease right-of-use assets	15,071	7,093
Liabilities:
Current operating lease liabilities	(4,351)	(2,287)
Non-current operating lease liabilities	$ (10,977)	(4,668)
Effect of the option of ASU 2016-02
Assets:
Prepayments and other current assets		(138)
Operating lease right-of-use assets		7,093
Liabilities:
Current operating lease liabilities		(2,287)
Non-current operating lease liabilities		$ (4,668)